Leases (Details 3 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases
Period of lease term of short-term leases	12 months
Rental expenses	R$ 5,815	R$ 5,922	R$ 4,669